Accounts Receivable (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable (Textual)
Bad debt (recovery) expense	$ (915)		$ 16,894	$ 71,582